DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2023
DEFERRED INCOME.
Schedule of benefit recognized from asset and research and development related subsidy

	Asset-related	R&D-related
	subsidy	subsidy	Total
	US$	US$	US$
Balance as of January 1, 2021	—	541,592	541,592
Government grants received during the year	279,052	—	279,052
Recognized as income during the year	—	(490,461)	(490,461)
Foreign currency translation adjustment	3,270	6,843	10,113
Balance as of December 31, 2021	282,322	57,974	340,296
Recognized as income during the year	—	(54,954)	(54,954)
Foreign currency translation adjustment	(23,872)	(3,020)	(26,892)
Balance as of December 31, 2022	258,450	—	258,450
Subsidy received during the year	16,345	—	16,345
Recognized as income during the year	—	—	—
Foreign currency translation adjustment	(4,698)	—	(4,698)
Balance as of December 31, 2023	270,097	—	270,097